Related Party Transactions (Details Textual) (USD $)	1 Months Ended	5 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Former President [Member]	Jun. 30, 2012 President [Member]	Dec. 31, 2012 President [Member]	Jun. 11, 2012 President [Member]	Jun. 06, 2012 President [Member]
Convertible Debt, Fair Value Disclosures								$ 200,000	$ 200,000
Debt Instrument, Maturity Date						Jun. 06, 2013	Jun. 11, 2013
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%						10.00%
Proceeds from issuance of convertible notes payable	250,000	500,000	500,000			500,000
Convertible Price Determination		500,000	500,000
Accounts Payable, Related Parties, Current		6,782	6,782	0
Repayments of Related Party Debt					6,782
Debt Instrument, Convertible, Conversion Price		$ 0.25	$ 0.25
Convertible Debt Related Parties		$ 200,000	$ 200,000	$ 200,000